Exploration and Evaluation Assets (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 5,398,000	$ 5,398,000	$ 5,398,000
Prairie Creek Mine Property [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Ownership Percentage In Property	100.00%
Net Smelter Royalty Return Percentage	1.20%
Intangible exploration and evaluation assets	$ 0	0
Central New found land Properties [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Ownership Percentage In Property	100.00%
Intangible exploration and evaluation assets	$ 5,398,000	$ 5,398,000
Prairie Creek Mine asset [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	84,050,000
Central New found land Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation assets	$ 7,348,000